PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	March 31,	March 31,
	2025	2024
Electric equipment	$58,055	$46,264
Machinery and equipment	1,154,638	1,103,319
Office furniture	59,831	51,213
Motor vehicles	269,668	250,933
Leasehold improvement	267,911	269,238
Subtotal	1,810,103	1,720,967
Less: accumulated depreciation	(1,424,688)	(1,121,136)
Property and equipment, net	$385,415	$599,831

Depreciation expense was $301,916, $387,779 and $379,947 for the years ended March 31, 2025, 2024 and 2023, respectively.

Machinery and Equipment records the equipment on operating lease, and the accumulated depreciation were as follows:

	March 31,	March 31,
	2025	2024
Equipment on operating lease	$1,154,638	$1,103,319
Less: accumulated depreciation	(888,849)	(738,769)
Equipment on operating lease, net	$265,789	$364,550